UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/06________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  5/2/06
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 188

Form 13F Information Table Value Total: $  548,222
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      581   113567 SH       SOLE                   113567
                                                               286    55863 SH       OTHER   1,2,3                    55863
AT&T Inc                       COM              00206R102      998    36901 SH       SOLE                    36901
                                                              1156    42752 SH       OTHER   1,2,3                    42752
Abbott Laboratories            COM              002824100     1155    27195 SH       SOLE                    27195
                                                              1354    31885 SH       OTHER   1,2,3                    31885
Advanced Energy Ind            COM              007973100     1960   138708 SH       SOLE                   138708
                                                               815    57697 SH       OTHER   1,2,3                    57697
Aeroflex Inc                   COM              007768104      239    17380 SH       SOLE                    17380
                                                               107     7800 SH       OTHER   1,2,3                     7800
Agco Corp                      COM              001084102      324    15630 SH       SOLE                    15630
Allstate Corp                  COM              020002101       47      900 SH       SOLE                      900
                                                               495     9496 SH       OTHER   1,2,3                     9496
Amer. Int'l Group              COM              026874107      431     6517 SH       SOLE                     6517
                                                              2257    34146 SH       OTHER   1,2,3                    34146
Amgen Inc                      COM              031162100      829    11391 SH       SOLE                    11391
                                                               336     4615 SH       OTHER   1,2,3                     4615
Anadarko Petroleum             COM              032511107     3291    32579 SH       SOLE                    32579
                                                              1770    17521 SH       OTHER   1,2,3                    17521
Atmel Corp                     COM              049513104     2542   538662 SH       SOLE                   538662
                                                              2796   592407 SH       OTHER   1,2,3                   592407
Avon Products Inc              COM              054303102      243     7810 SH       SOLE                     7810
                                                               110     3540 SH       OTHER   1,2,3                     3540
BN Santa Fe                    COM              12189T104      371     4449 SH       SOLE                     4449
                                                               307     3687 SH       OTHER   1,2,3                     3687
Bank Amer Corp                 COM              060505104     3621    79522 SH       SOLE                    79522
                                                              2728    59904 SH       OTHER   1,2,3                    59904
Bellsouth Corp                 COM              079860102     1065    30749 SH       SOLE                    30749
                                                               791    22832 SH       OTHER   1,2,3                    22832
Bristol Myers Squibb           COM              110122108       48     1960 SH       SOLE                     1960
                                                               305    12379 SH       OTHER   1,2,3                    12379
Cabot Corp                     COM              127055101      914    26877 SH       SOLE                    26877
                                                               855    25141 SH       OTHER   1,2,3                    25141
Cephalon Inc                   COM              156708109      210     3485 SH       SOLE                     3485
                                                                74     1235 SH       OTHER   1,2,3                     1235
Chevron Corp                   COM              166764100      534     9205 SH       SOLE                     9205
                                                               666    11482 SH       OTHER   1,2,3                    11482
Ciena Corp                     COM              171779101       86    16579 SH       OTHER                            16579
Cimarex Energy Co              COM              171798101     1394    32222 SH       SOLE                    32222
                                                               365     8433 SH       OTHER   1,2,3                     8433
Citigroup Inc                  COM              172967101     3324    70369 SH       SOLE                    70369
                                                              2049    43385 SH       OTHER   1,2,3                    43385
Clear Channel Comm.            COM              184502102     3482   120012 SH       SOLE                   120012
                                                              2972   102455 SH       OTHER   1,2,3                   102455
Comcast Corp New Cl A          COM              20030N101      984    37630 SH       SOLE                    37630
                                                               722    27595 SH       OTHER   1,2,3                    27595
Conagra Foods Inc              COM              205887102        9      400 SH       SOLE                      400
                                                              1035    48225 SH       OTHER                            48225
ConocoPhillips                 COM              20825c104     1035    16382 SH       SOLE                    16382
                                                              3124    49472 SH       OTHER   1,2,3                    49472
Cooper Tire & Rubber           COM              216831107     2047   142757 SH       SOLE                   142757
                                                              2149   149834 SH       OTHER   1,2,3                   149834
Credence Systems Corp          COM              225302108      164    22315 SH       SOLE                    22315
                                                                68     9200 SH       OTHER   1,2,3                     9200
Delphi Automotive              COM              247126105        8    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106     4766   172251 SH       SOLE                   172251
                                                              2801   101221 SH       OTHER   1,2,3                   101221
Encana Corp                    COM              292505104     1203    25740 SH       SOLE                    25740
                                                               915    19575 SH       OTHER   1,2,3                    19575
Erie Indemnity Co. Class B     COM              29530P201   295626     2340 SH       OTHER                             2340
Exelon Corp                    COM              30161N101      433     8178 SH       SOLE                     8178
                                                               351     6637 SH       OTHER   1,2,3                     6637
Exxon Mobil                    COM              30231G102      367     6038 SH       SOLE                     6038
                                                                12      192 SH       OTHER                              192
Fair Isaac Corp                COM              303250104     1313    33140 SH       OTHER                            33140
Fannie Mae                     COM              313586109     3184    61939 SH       SOLE                    61939
                                                              2124    41321 SH       OTHER   1,2,3                    41321
Freddie Mac                    COM              313400301     2187    35856 SH       SOLE                    35856
                                                              1750    28687 SH       OTHER   1,2,3                    28687
Georgia Gulf Corp              COM              373200203     1481    56985 SH       SOLE                    56985
                                                              1192    45880 SH       OTHER   1,2,3                    45880
Goldman Sachs                  COM              38141G104     2652    16898 SH       SOLE                    16898
                                                              1781    11344 SH       OTHER   1,2,3                    11344
Hillenbrand Inds Inc           COM              431573104     1334    24254 SH       OTHER                            24254
Home Depot Inc                 COM              437076102      292     6900 SH       SOLE                     6900
                                                              1633    38600 SH       OTHER   1,2,3                    38600
Houston Expl Co                COM              442120101     3293    62480 SH       SOLE                    62480
                                                              2809    53300 SH       OTHER   1,2,3                    53300
Integrated Device Tech         COM              458118106      907    61052 SH       SOLE                    61052
                                                               370    24903 SH       OTHER   1,2,3                    24903
Intel Corp                     COM              458140100     1316    67640 SH       SOLE                    67640
                                                              1018    52300 SH       OTHER   1,2,3                    52300
Interpool Inc                  COM              46062R108      246    12156 SH       OTHER                            12156
J P Morgan Chase               COM              46625H100     2521    60546 SH       SOLE                    60546
                                                              1762    42315 SH       OTHER   1,2,3                    42315
Johnson & Johnson              COM              478160104     1827    30855 SH       SOLE                    30855
                                                              1537    25960 SH       OTHER   1,2,3                    25960
Johnson Controls Inc           COM              478366107      496     6532 SH       SOLE                     6532
                                                               181     2378 SH       OTHER   1,2,3                     2378
Kindred Healthcare Inc         COM              494580103      258    10255 SH       SOLE                    10255
Kohl's Corp                    COM              500255104     3741    70567 SH       SOLE                    70567
                                                              2799    52796 SH       OTHER   1,2,3                    52796
Kroger Co                      COM              501044101     2068   101591 SH       SOLE                   101591
                                                              2034    99910 SH       OTHER   1,2,3                    99910
Lehman Brothers                COM              524908100     1557    10772 SH       SOLE                    10772
                                                              1453    10053 SH       OTHER   1,2,3                    10053
Live Nation Inc.               COM              538034109      188     9500 SH       SOLE                     9500
                                                               172     8673 SH       OTHER   1,2,3                     8673
Loews Corp                     COM              540424108      833     8230 SH       SOLE                     8230
                                                               223     2206 SH       OTHER   1,2,3                     2206
Louisiana Pacific Corp         COM              546347105      213     7832 SH       SOLE                     7832
                                                               248     9117 SH       OTHER                             9117
Lowe's Companies Inc           COM              548661107      956    14839 SH       SOLE                    14839
                                                               891    13828 SH       OTHER   1,2,3                    13828
MBIA Inc                       COM              55262C100      239     3970 SH       SOLE                     3970
Merck & Co Inc                 COM              589331107       97     2745 SH       SOLE                     2745
                                                              1221    34661 SH       OTHER   1,2,3                    34661
Merrill Lynch                  COM              590188108      997    12656 SH       SOLE                    12656
                                                              1113    14134 SH       OTHER   1,2,3                    14134
Micron Technology Inc          COM              595112103     1255    85246 SH       SOLE                    85246
                                                               624    42369 SH       OTHER   1,2,3                    42369
Microsoft Corp                 COM              594918104      797    29290 SH       SOLE                    29290
                                                              2285    83987 SH       OTHER   1,2,3                    83987
Mohawk Industries Inc.         COM              608190104      312     3870 SH       SOLE                     3870
Morgan Stanley                 COM              617446448      120     1910 SH       SOLE                     1910
                                                               267     4243 SH       OTHER   1,2,3                     4243
National City Corp             COM              635405103     1812    51912 SH       SOLE                    51912
                                                              1022    29292 SH       OTHER   1,2,3                    29292
Norfolk Southern               COM              655844108     2952    54590 SH       SOLE                    54590
                                                              2090    38650 SH       OTHER   1,2,3                    38650
OSI Restaurant Partners Inc.   COM              67104A101     4550   103411 SH       SOLE                   103411
                                                              3417    77654 SH       OTHER   1,2,3                    77654
Oracle Corp                    COM              68389X105     1103    80556 SH       SOLE                    80556
                                                               964    70409 SH       OTHER   1,2,3                    70409
Pfizer Inc                     COM              717081103     4846   194476 SH       SOLE                   194476
                                                              3310   132808 SH       OTHER   1,2,3                   132808
Phelps Dodge Corp.             COM              717265102      257     3190 SH       SOLE                     3190
Photronics Inc                 COM              719405102     1025    54658 SH       SOLE                    54658
                                                               959    51107 SH       OTHER   1,2,3                    51107
Rita Medical Systems Inc       COM              76774E103       79    20000 SH       SOLE                    20000
Royal Group Tech. Ltd          COM              779915107      307    33150 SH       SOLE                    33150
                                                               211    22770 SH       OTHER   1,2,3                    22770
Seacor Holdings, Inc.          COM              811904101      719     9073 SH       SOLE                     9073
                                                               562     7092 SH       OTHER   1,2,3                     7092
Seagate Tech Hldgs             COM              G7945J104      378    14350 SH       SOLE                    14350
Smithfield Foods Inc           COM              832248108     3714   126601 SH       SOLE                   126601
                                                              3207   109315 SH       OTHER   1,2,3                   109315
Southwest Airlines Co          COM              844741108      292    16227 SH       SOLE                    16227
                                                               366    20331 SH       OTHER   1,2,3                    20331
Sovereign Bancorp Inc          COM              845905108      332    15132 SH       OTHER                            15132
Standard Microsystems          COM              853626109      311    11970 SH       SOLE                    11970
                                                               300    11560 SH       OTHER   1,2,3                    11560
Steel Dynamics Inc             COM              858119100      967    17052 SH       SOLE                    17052
                                                               362     6378 SH       OTHER   1,2,3                     6378
Suntrust Banks Inc             COM              867914103     1045    14365 SH       SOLE                    14365
                                                               888    12210 SH       OTHER   1,2,3                    12210
TXU Corp                       COM              873168108      434     9694 SH       OTHER                             9694
Telephone & Data Systems Speci COM              879433860      446    11818 SH       OTHER                            11818
Tellabs Inc                    COM              879664100      480    30194 SH       SOLE                    30194
                                                               437    27515 SH       OTHER   1,2,3                    27515
The Southern Company           COM              842587107      641    19572 SH       SOLE                    19572
                                                               167     5088 SH       OTHER   1,2,3                     5088
Tommy Hilfiger Corp            COM              G8915Z102     1205    73163 SH       SOLE                    73163
                                                               923    56054 SH       OTHER   1,2,3                    56054
Unumprovident Corp             COM              91529Y106      854    41721 SH       SOLE                    41721
                                                               557    27218 SH       OTHER   1,2,3                    27218
Verizon Comm                   COM              92343V104     1448    42503 SH       SOLE                    42503
                                                               558    16383 SH       OTHER   1,2,3                    16383
Wachovia Corp - New            COM              929903102     1926    34360 SH       SOLE                    34360
                                                              1463    26103 SH       OTHER   1,2,3                    26103
Wal-Mart Stores Inc            COM              931142103      629    13322 SH       SOLE                    13322
                                                               117     2473 SH       OTHER   1,2,3                     2473
Watson Pharmaceuticals         COM              942683103     1899    66069 SH       SOLE                    66069
                                                              1055    36711 SH       OTHER   1,2,3                    36711
Weyerhaeuser Co                COM              962166104      195     2695 SH       SOLE                     2695
                                                                90     1245 SH       OTHER   1,2,3                     1245
Wyeth                          COM              983024100      532    10967 SH       SOLE                    10967
                                                              1047    21577 SH       OTHER   1,2,3                    21577
ADR Aegon N V                  ADR              007924103     2108   114357 SH       SOLE                   114357
                                                              1702    92324 SH       OTHER   1,2,3                    92324
ADR BP PLC                     ADR              055622104      331     4800 SH       SOLE                     4800
ADR Deutsche Telekom           ADR              251566105      429    25522 SH       OTHER                            25522
ADR Nokia                      ADR              654902204      322    15553 SH       SOLE                    15553
                                                               323    15608 SH       OTHER   1,2,3                    15608
ADR Royal Dutch Shell Plc Spon ADR              780259206     1058    17000 SH       SOLE                    17000
Gabelli Div & Inc Tr                            36242H104       99     5402 SH       SOLE                     5402
                                                               106     5758 SH       OTHER   1,2,3                     5758
Midcap SPDR Trust Ser 1                         595635103      538     3718 SH       SOLE                     3718
SPDR Trust Series 1                             78462F103     4016    30935 SH       SOLE                    30935
Vanguard Total Stock Market VI                  922908769     1839    14180 SH       SOLE                    14180
iShares Russel 2000                             464287655      391     5147 SH       SOLE                     5147
Pioneer Tax Adv Balance Fud                     72388R101      138    10776 SH       SOLE                    10776
                                                                16     1249 SH       OTHER                             1249
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     4593    57418 SH       SOLE                    57418
iShares Lehman Aggregate Bond                   464287226     4067    41043 SH       SOLE                    41043
iShares MSCI EAFE Index Fund                    464287465    30462   469219 SH       SOLE                   469219
                                                               168     2594 SH       OTHER                             2594
iShares MSCI EMRG Index Fund                    464287234     1799    18170 SH       SOLE                    18170